Goodwill and intangible assets	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Goodwill and intangible assets
11.	Goodwill and intangible assets

(1)	Goodwill
The changes in goodwill for the fiscal years ended March 31, 2023 and 2024 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2023	2024
Balance at beginning of the fiscal year
Cost	1,312,615	1,649,041
Accumulated impairments	(359,720)	(373,929)

Carrying amount	952,895	1,275,112

Increase (decrease) due to:
Acquisitions *	274,499	70,791
Disposals or classified as held for sale	(445)	(14,491)
Impairments	—	—
Translation adjustments	48,163	155,688

Total changes	322,217	211,988

Balance at end of the fiscal year
Cost	1,649,041	1,884,627
Accumulated impairments	(373,929)	(397,527)

Carrying amount	1,275,112	1,487,100

*	Refer to Note 30 for the details of the acquisitions.
The carrying amounts of goodwill by segment as of March 31, 2023 and 2024 are as follows:

	Yen in millions
	March 31
	2023	2024
Game & Network Services *1	407,121	465,647
Music *2	579,969	710,888
Pictures *3	259,055	279,949
Entertainment, Technology & Services	14,654	15,829
Imaging & Sensing Solutions	3,479	3,953
Financial Services	10,834	10,834
All Other	—	—

Total	1,275,112	1,487,100

*1	Game & Network Services
All of the goodwill shown in the G&NS line of the table above is allocated to a group of CGUs which comprise the entire G&NS segment.
Intangible assets with indefinite useful lives related to the G&NS business have carrying amounts of 57,409 million yen and 57,438 million yen, as of March 31, 2023 and 2024, respectively, which are included in “Other intangible assets.” Intangible assets with indefinite useful lives include the trademark for PlayStation
®
, which is assessed to have an indefinite useful life as the trademark for PlayStation
®
is utilized as the core trademark for Sony’s products and services throughout the G&NS segment and Sony expects to continue using the trademark in the foreseeable future as well.
The recoverable amount of the group of CGUs is determined by the value in use. The value in use is calculated by discounting the estimated future cash flows including a terminal value. The estimated future cash flows are prepared based on the MRP. A terminal value after the final year of the total forecasted period is determined by utilizing a perpetual growth rate. The growth rate and the pre-tax
discount rate were 1.5% and 10.8% as of March 31, 2023, and 1.5% and 9.6% as of March 31, 2024, respectively.

*2	Music
Goodwill shown in the Music line of the table above is primarily allocated to the worldwide recorded music and the worldwide music publishing CGUs excluding operations in Japan.
Goodwill related to the worldwide recorded music CGU has carrying amounts of 255,834 million yen and 342,653 million yen, as of March 31, 2023 and 2024, respectively. The recoverable amount of the CGU is determined by the value in use. The value in use is calculated by discounting the estimated future cash flows including a terminal value. The estimated future cash flows are prepared based on the MRP. A terminal value after the final year of the total forecasted period is determined by utilizing a perpetual growth rate. The growth rate and the pre-tax
discount rate were 1.0% and 12.8% as of March 31, 2023, and 1.0% and 12.5% as of March 31, 2024, respectively.
Goodwill related to the music publishing CGU has carrying amounts of 290,833 million yen and 330,240 million yen, as of March 31, 2023 and 2024, respectively. The recoverable amount of the CGU is determined by the value in use. The value in use is calculated by discounting the estimated future cash flows including a terminal value. The estimated future cash flows are prepared based on the MRP. A terminal value after the final year of the total forecasted period is determined by utilizing a perpetual growth rate. The growth rate and the pre-tax
discount rate were 3.0% and 11.1% as of March 31, 2023, and 3.0% and 11.4% as of March 31, 2024, respectively.

*3	Pictures
Goodwill shown in the Pictures line of the table above is primarily allocated to the animation distribution CGU.
Goodwill related to the animation distribution CGU has carrying amounts of 124,265 million yen and 141,155 million yen, as of March 31, 2023 and 2024, respectively. The recoverable amount of the CGU is determined by the value in use. The value in use is calculated by discounting the estimated future cash flows including a terminal value. The estimated future cash flows are prepared based on the MRP, with revenues in years beyond the MRP based on declining growth rates. A terminal value is based on a revenue multiple applied to the final year of the total forecasted period. The growth rates beyond the MRP period were 5.0% to 15.0% and 5.0% to 12.0%, and the pre-tax
discount
rates
 were
16.2
% and
15.9
% as of March
31
,
2023
and
2024
, respectively.
The value in use calculation uses key assumptions such as the pre-tax
discount rate, perpetual growth rate, competitive and regulatory environment, and technology trends. For each assumption, historical experience, external information, competitors and industry trends are taken into account. Sony does not expect the recoverable amounts to be lower than the carrying amounts even when the growth rate and pre-tax
discount rate that are used in the evaluation of the recoverable amounts change within a reasonably predictable range.

(2)	Content assets
The changes in content assets for the fiscal years ended March 31, 2023 and 2024 are as follows:

	Yen in millions
	Film costs	Broadcasting rights	Music catalogs	Artist contracts	Music distribution rights	Game content	Content assets Total
Balance as of April 1, 2022:
Cost	3,549,934	395,045	914,418	30,278	43,219	46,086	4,978,980
Accumulated amortization and impairment losses	(3,096,457)	(293,827)	(209,628)	(15,035)	(9,158)	(12,829)	(3,636,934)

Carrying amount	453,477	101,218	704,790	15,243	34,061	33,257	1,342,046

Changes in carrying amount:
Additions *1	526,273	83,491	27,839	942	35	10,725	649,305
Acquisitions through business combinations	419	7	607	—	1,171	46,079	48,283
Disposals or classified as held for sale	(38,899)	—	—	—	—	(7)	(38,906)
Amortization	(381,753)	(76,824)	(31,686)	(1,285)	(2,755)	(15,820)	(510,123)
Impairment losses	(13,815)	—	(236)	—	—	(152)	(14,203)
Translation adjustment	27,228	4,665	50,980	1,086	937	294	85,190
Other	—	—	—	—	—	290	290

Total changes	119,453	11,339	47,504	743	(612)	41,409	219,836

Balance as of March 31, 2023:
Cost	4,320,022	419,025	1,008,942	32,484	45,988	97,386	5,923,847
Accumulated amortization and impairment losses	(3,747,092)	(306,468)	(256,648)	(16,498)	(12,539)	(22,720)	(4,361,965)

Carrying amount	572,930	112,557	752,294	15,986	33,449	74,666	1,561,882

Changes in carrying amount:
Additions *1	329,104	97,028	20,842	3,061	146	83,757	533,938
Acquisitions through business combinations and other *2	—	—	229,884	15,075	2,627	—	247,586
Disposals or classified as held for sale	(35,927)	(7,371)	—	(224)	—	(227)	(43,749)
Amortization	(397,855)	(93,240)	(43,779)	(1,394)	(3,146)	(31,594)	(571,008)
Impairment losses	(13,454)	(883)	—	(16)	—	(1,064)	(15,417)
Translation adjustment	76,678	16,150	106,777	3,168	2,045	10,063	214,881

Total changes	(41,454)	11,684	313,724	19,670	1,672	60,935	366,231

Balance as of March 31, 2024:
Cost	5,216,247	528,970	1,401,970	54,131	52,498	170,058	7,423,874
Accumulated amortization and impairment losses	(4,684,771)	(404,729)	(335,952)	(18,475)	(17,377)	(34,457)	(5,495,761)

Carrying amount	531,476	124,241	1,066,018	35,656	35,121	135,601	1,928,113

* 1
The additions in Film costs include the cost of films internally produced and acquired from third party projects. Film costs acquired from third party projects are not a significant portion of Film costs recorded by Sony. The additions in Broadcasting rights, Music catalogs, Artist contracts and Music distribution rights mainly represent acquisitions through contracts with third parties. The additions in Game content primarily include internally developed game content for the fiscal year ended March 31, 2023 and include approximately equal amounts of internally developed game content and externally acquired game content for the fiscal year ended March 31, 2024.

*2	Refer to Notes 27 (7) and 30 (3).

(3) Other intangible assets
The changes in other intangible assets for the fiscal years ended March 31, 2023 and 2024 are as follows:

	Yen in millions
	Patent rights, know-how and license agreements	Customer relationships	Trademarks	Software	Television carriage contracts	Other	Total
Balance as of April 1, 2022
Cost	213,649	58,427	32,683	952,153	61,939	155,479	1,474,330
Accumulated amortization and impairment losses	(193,982)	(37,342)	(8,053)	(678,177)	(33,881)	(72,792)	(1,024,227)

Carrying amount	19,667	21,085	24,630	273,976	28,058	82,687	450,103
Changes in carrying amount:
Additions	6,432	—	17	117,019	—	3,323	126,791
Acquisitions through business combinations	2,056	9,237	16,655	26,298	—	38,394	92,640
Internal development	—	—	—	19,835	—	—	19,835
Disposals or classified as held for sale	(8)	(112)	(14)	(2,907)	—	(129)	(3,170)
Amortization	(8,152)	(9,437)	(4,290)	(94,821)	(3,954)	(14,566)	(135,220)
Impairment losses	(8)	(93)	—	(342)	—	(66)	(509)
Translation adjustment	156	1,483	1,516	3,715	2,176	613	9,659
Other	(1,121)	158	699	4,299	—	(322)	3,713

Total changes	(645)	1,236	14,583	73,096	(1,778)	27,247	113,739

Balance as of March 31, 2023:
Cost	201,243	66,593	51,747	1,045,743	66,583	199,311	1,631,220
Accumulated amortization and impairment losses	(182,221)	(44,272)	(12,534)	(698,671)	(40,303)	(89,377)	(1,067,378)

Carrying amount	19,022	22,321	39,213	347,072	26,280	109,934	563,842

Changes in carrying amount:
Additions	8,854	—	20	145,515	—	6,038	160,427
Acquisitions through business combinations	371	2,003	1,887	13	—	123	4,397
Internal development	—	—	—	20,096	—	—	20,096
Disposals or classified as held for sale	(16)	(1,697)	(616)	(5,576)	(33)	(244)	(8,182)
Amortization	(8,838)	(10,166)	(5,874)	(110,296)	(4,129)	(14,587)	(153,890)
Impairment losses	(16)	—	—	(8)	—	(571)	(595)
Translation adjustment	444	2,472	5,094	10,981	3,329	4,963	27,283
Other	97	—	(104)	2,193	—	38	2,224

Total changes	896	(7,388)	407	62,918	(833)	(4,240)	51,760

Balance as of March 31, 2024:
Cost	212,000	70,560	59,377	1,196,266	75,716	211,848	1,825,767
Accumulated amortization and impairment losses	(192,082)	(55,627)	(19,757)	(786,276)	(50,269)	(106,154)	(1,210,165)

Carrying amount	19,918	14,933	39,620	409,990	25,447	105,694	615,602